Equity share capital and share premium (Tables)	12 Months Ended
Mar. 31, 2018
Equity share capital and share premium
Schedule of authorized shares

	March 31,
	2017	2018
	Numbers of Shares	Numbers of Shares
Ordinary shares of INR 0.006 ($ 0.0001) each	500,000,000	500,000,000
Ordinary share Class A of INR 0.006 ($ 0.0001) each	10,000,000	10,000,000
Ordinary share Class F of INR 0.006 ($ 0.0001) each	3,159,375	3,159,375
Preference shares of INR 0.006 ($ .0001) each	10,000,000	10,000,000

	523,159,375	523,159,375

Schedule of changes in treasury shares

	Numbers of Shares	Amount
Balance as at April 1, 2016	—	—
Issue of shares (refer to Note 30)	74,458	50,382
Own shares acquired*	—	11,219
Exercise of options(refer to Note 30)	(10,687)	(7,230)

Balance as at March 31, 2017	63,771	54,371

Balance as at April 1, 2017	63,771	54,371
Issue of shares	—	—
Exercise of options (refer to Note 30)	(35,871)	(24,287)

Balance as at March 31, 2018	27,900	30,084

*          Out of the shares issued during the year ending March 31, 2017, Company had bought back 17,893 shares for INR 627.01 ($9.35) per share.

Ordinary shares
Equity share capital and share premium
Schedule of changes in share capital and share premium

	Numbers of Shares	Share Capital	Share Premium
Balance as at April 1, 2016	1,139,354	27	121,203
Exercise of option (Share-based payments)	130,665	1	24,502
Issue of treasury shares (refer to note on treasury shares below)	74,458	1	50,381
Issuance of shares*	2,593,994	18	1,670,878
Capital transaction involving the issuance of shares pursuant to business combination**	9,953,790	48	6,474,085
Preference shares converted into ordinary shares (refer to Note below)	19,936,595	538	6,179,226
Transaction cost*	—	—	(81,339)

Balance as at March 31, 2017	33,828,856	633	14,438,936

Balance as at April 1, 2017	33,828,856	633	14,438,936
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	818,954	5	636,085
Transaction with equity shareholders***	—	—	(112,406)

Balance as at March 31, 2018	34,647,810	638	14,962,615

*         Refer to Note 43

**       33.83 million ordinary shares, with par value of USD 0.0001. Includes 3.159 million Class F shares issued as part of the business combination, with par value of USD 0.0001 each. Also refer to Note 43

***    Transaction with equity shareholders represent tax deposited on behalf of restricted stock holders.

Preference shares
Equity share capital and share premium
Schedule of changes in share capital and share premium

	Series A			Series B
	Numbers of Shares	Share Capital	Share Premium	Numbers of Shares	Share Capital	Share Premium
Balance as at April 1, 2016	12,000,120	53	176,542	7,805,600	35	442,615
Preference shares converted into ordinary shares*	(12,000,120)	(53)	(176,542)	(7,805,600)	(35)	(442,615)

Balance as at March 31, 2017	—	—	—	—	—	—

Balance as at April 1, 2017	—	—	—	—	—	—
Preference shares converted into ordinary shares*	—	—	—	—	—	—

Balance as at March 31, 2018	—	—	—	—	—	—

	Series C			Series D
	Numbers of Shares	Share Capital	Share Premium	Numbers of Shares	Share Capital	Share Premium
Balance as at April 1, 2016	6,093,357	26	912,981	8,275,383	39	2,819,381
Preference shares converted into ordinary shares*	(6,093,357)	(26)	(912,981)	(8,275,383)	(39)	(2,819,381)

Balance as at March 31, 2017	—	—	—	—	—	—

Balance as at April 1, 2017	—	—	—	—	—	—
Preference shares converted into ordinary shares*	—	—	—	—	—	—

Balance as at March 31, 2018	—	—	—	—	—	—

	Series E			Series F
	Numbers of Shares	Share Capital	Share Premium	Numbers of Shares	Share Capital	Share Premium
Balance as at April 1, 2016	4,279,423	26	1,000,191	2,611,796	17	827,858
Preference shares converted into ordinary shares*	(4,279,423)	(26)	(1,000,191)	(2,611,796)	(17)	(827,858)

Balance as at March 31, 2017	—	—	—	—	—	—

Balance as at April 1, 2017	—	—	—	—	—	—
Preference shares converted into ordinary shares*	—	—	—	—	—	—

Balance as at March 31, 2018	—	—	—	—	—	—

Schedule of conversion of preferred shares

	Numbers of Shares	Conversion ratio (to ordinary share)	Number of Ordinary Shares	Number of shares after share split*
Series A Preference Shares	12,000,120	1.18	14,169,808	2,612,322
Series B Preference Shares	7,805,600	1.55	12,059,947	2,223,352
Series C Preference Shares	6,093,357	2.94	17,925,868	3,304,783
Series D Preference Shares	8,275,383	4.96	41,051,337	7,568,156
Series E Preference Shares	4,279,423	3.11	13,294,473	2,450,947
Series F Preference Shares	2,611,796	3.69	9,639,030	1,777,036

	41,065,679		108,140,463	19,936,595

*          On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194-for-one share split of its ordinary shares.